Restricted Investments - Disclosure of Restricted Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Restricted investments	R 5,263	R 5,083
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	5,244	5,064	R 3,513
Investments held by social trust funds
Disclosure of financial assets [line items]
Restricted investments	R 19	R 19